Summary Of Significant Accounting Policies (Detail) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: Net Income (Loss) minus Net Earnings
Net Income (Loss)					$ (204,141,000)	$ 5,277,000	$ (19,535,000)	$ (66,145,000)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted net (loss) income per share, Non-redeemable common stock					$ (0.69)	$ (0.31)	$ (0.55)	$ (2.23)
Osprey Technology Acquisition Corp [Member]
Numerator: Earnings allocable to Class A Common Stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 15,932		$ 380,337		$ 63,087	$ 1,434,079	$ 1,492,477	$ 632,256
Unrealized loss on marketable securities held in Trust Account	(5,039)		(333,649)		(52)	(3,663)	2,868	(5,729)
Less: interest available to be withdrawn for payment of taxes	(10,893)		(17,080)		(63,035)	(303,956)	(240,068)	(186,104)
Net income attributable to Class A Common Stock subject to possible redemption	$ 0		$ 29,608		$ 0	$ 1,126,460	$ 1,255,278	$ 440,423
Denominator: Weighted Average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	31,625,000		28,488,312		28,793,444	28,226,868	27,639,376	28,129,383
Basic and diluted net income per share, Class A Common Stock subject to possible redemption	$ 0.00		$ 0.04		$ 0.00	$ 0.04	$ 0.05	$ 0.02
Numerator: Net Income (Loss) minus Net Earnings
Net Income (Loss)	$ (1,823,714)	$ (12,870,990)	$ (9,128,568)	$ 6,442,454	$ (14,694,704)	$ (2,686,114)	$ (15,265,396)	$ (7,209,680)
Net income (loss) allocable to Class A Common Stock subject to possible redemption	0		(29,608)		0	(1,126,460)	(1,255,278)	(440,423)
Non-Redeemable Net Income (Loss)	$ (1,823,714)		$ (9,158,176)		$ (14,694,704)	$ (3,812,574)	$ (16,520,674)	$ (7,650,103)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	7,906,250		11,042,938		9,314,206	11,304,382	11,891,874	7,814,396
Basic and diluted net (loss) income per share, Non-redeemable common stock	$ (0.23)		$ (0.83)		$ (1.58)	$ (0.34)	$ (1.39)	$ (0.98)